UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 86.0%
Airlines - 2.3%
Delta Air Lines, Inc.	100,000	$5,481,000
Automobiles - 1.7%
Thor Industries, Inc.	34,100	3,927,297
Biotechnology - 9.9%
Biogen, Inc. (a)	17,700	4,846,614
Celgene Corporation (a)	54,000	4,817,340
Gilead Sciences, Inc.	180,000	13,570,200
		23,234,154
Capital Markets - 2.8%
Federated Investors, Inc. - Class B	200,000	6,680,000
Chemicals - 5.6%
Celanese Corporation - Series A	78,000	7,816,380
DowDuPont, Inc.	82,900	5,281,559
		13,097,939
Computers & Peripherals - 5.0%
Apple, Inc.	70,587	11,843,087
Health Care Providers & Services - 10.6%
Express Scripts Holding Company (a)	98,609	6,811,910
McKesson Corporation	56,500	7,959,155
UnitedHealth Group, Inc.	47,000	10,058,000
		24,829,065
Household Durables - 2.0%
PulteGroup, Inc.	157,000	4,629,930
Internet Software & Services - 4.4%
Tencent Holdings Ltd. - ADR	195,800	10,434,182
IT Services - 7.5%
Alliance Data Systems Corporation	55,225	11,755,193
Cognizant Technology Solutions Corporation - Class A	71,110	5,724,355
		17,479,548
Media - 2.3%
Naspers - Class N - ADR	105,650	5,301,517
Oil, Gas & Consumable Fuels - 5.0%
Cameco Corporation (b)	670,000	6,090,300
GasLog Partners LP (b)	95,000	2,213,500
Golar LNG Partners LP (b)	200,000	3,422,000
		11,725,800
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Company	150,000	9,487,500
Lannett Company, Inc. (a)	188,333	3,022,745
		12,510,245
Semiconductors & Semiconductor Equipment - 8.7%
Microchip Technology, Inc.	69,800	6,376,928
ON Semiconductor Corporation (a)(c)	570,000	13,942,200
		20,319,128
Software - 5.1%
Microsoft Corporation	132,337	12,078,398
Specialty Retail - 3.3%
AutoZone, Inc. (a)	8,165	5,296,554
GameStop Corporation - Class A	200,690	2,532,708
		7,829,262
Trading Companies & Distributors - 4.5%
Rush Enterprises, Inc. - Class A (a)	247,688	10,524,263
Total Common Stocks
(Cost $145,515,634)		201,924,815

EXCHANGE-TRADED FUND - 3.6%
SPDR Gold Shares (a)
Total Exchange-Traded Fund
(Cost $8,236,558)	68,075	8,563,154

SHORT-TERM INVESTMENT - 10.9%
Fidelity Institutional Government Portfolio - Class I, 1.49% (d)
Total Short-Term Investment
(Cost $25,514,934)	25,514,934	25,514,934

TOTAL INVESTMENTS
(Cost $179,267,126) - 100.5%		236,002,903
Liabilities in Excess of Other Assets - (0.5)%		(1,234,923)
TOTAL NET ASSETS - 100.0%		$234,767,980

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on March 31, 2018 was $13,942,200.
(d)	The rate shown is the annualized seven day effective yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Name of Issuer or Title of Issue	Contracts (100 Shares Per Contract)	Notional Amount	Value
WRITTEN CALL OPTION - (0.3)%
ON Semiconductor Corp.
Expiration April 2018, Exercise Price $17.00
Total Written Call Option
(Premiums received $203,995)	1,000	$2,446,000	$730,000

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2018:

		Level 1	Level 2	Level 3	Total
Assets:
Common Stocks		$201,924,815	$-	$-	$201,924,815
Exchange-Traded Fund		8,563,154	-	-	8,563,154
Short-Term Investment		25,514,934	-	-	25,514,934
Total Investments in Securities		$236,002,903	$-	$-	$236,002,903

Liabilities:
Written Call Option		$-	$730,000	$-	$730,000

Transfers between Levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Fair values of derivative instruments as of March 31, 2018:
	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value
Equity Contracts	None applicable.	$-	Written Call Option	$730,000
Total Derivative Instruments		$-		$730,000

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ James R. Arnold
                                             James R. Arnold, President

Date  May 22, 2018

By (Signature and Title)    /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  May 22, 2018